Expenses by nature	6 Months Ended
Jun. 30, 2022
Expenses by nature
Expenses by nature

5Expenses by nature

Included within administrative expenses, research and development expenses and related party administrative expenses are the following expenses.

	6 months ended	6 months ended
	June 30,	June 30,
	2022	2021
	£ 000	£ 000
Staff costs excluding share-based payment expenses	12,425	5,546
Share based payment expenses	7,294	16,815
Research and development components, parts and tooling	4,771	2,478
Research and development consultancy	7,936	625
Consultancy costs	990	1,501
Legal and financial advisory costs	1,476	2,060
Software costs	1,438	497
Related party administrative expenses	—	127
Insurance expenses	1,729	15
Other administrative expenses	3,774	1,670
Expense on short term leases	8	30
Depreciation expense	260	162
Amortisation expense	572	168
Depreciation on right of use assets - Property	189	70
Total administrative and research and development expenses	42,862	31,764

Staff costs excluding share-based payment expenses relates primarily to salary and salary related expenses, including social security and pension contributions. Included within staff costs is £6,689 thousand directly and wholly attributable to research and development activity (June 30, 2021: £3,979 thousand).

Certain amounts in the prior period have been reclassified to conform to the current period presentation.